Exceptional items - Additional Information (Details) - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Analysis of income and expense [abstract]
Findus Group integration costs	€ 1.2	€ 4.5	€ 3.0	€ 6.0
Supply chain reconfiguration	(2.3)	0.2	(3.6)	0.2
Goodfella's Pizza & Aunt Bessie's integration costs	2.2	0.8	4.0	0.8
Factory optimization	0.5	0.5	0.8	0.5
Exceptional Items, Tax Expense (Income), Continuing Operations	€ (0.2)	€ (0.4)	(0.7)	(0.8)
Cash flows relating to exceptional items			€ (6.5)	€ (17.2)